Property and Equipment, Net - Schedule of Property and Equipment Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 364,638		¥ 122,193
Less: accumulated depreciation	(79,341)		(12,783)
Property and equipment, net	285,297	$ 43,724	109,410
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	305,955		87,858
Electronic Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	32,213		14,275
Machinery
Property Plant And Equipment [Line Items]
Property and equipment, gross	15,562		4,640
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	3,818		3,071
Vehicles
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,311		2,495
Construction in Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 2,779		¥ 9,854